UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.6%
Alabama 0.8%
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	8,400,000	8,936,676
Arizona 0.5%
Arizona, Certificates of Participation, Series A, 5.0%, 10/1/2027(a)	4,000,000	4,772,720
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	460,000	474,674
		5,247,394
California 10.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2030	2,845,000	3,165,262
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	5,625,400
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,213,200
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,435,000
5.25%, 9/1/2027	10,000,000	10,868,000
6.0%, 3/1/2033	3,765,000	3,928,100
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,366,020
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 0.70% of 1-month USD LIBOR + 0.250%, 2.006% *, Mandatory Put 9/1/2021 @ 100, 3/1/2034	5,835,000	5,837,917
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,409,500
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,036,750
Sacramento, CA, Airport Systems Revenue:
Series E, 5.0%, 7/1/2031	1,750,000	2,096,780
Series E, 5.0%, 7/1/2032	1,500,000	1,785,525
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,266,000
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,266,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,214,710
Series E, 5.25%, 5/1/2024	9,000,000	9,055,080
Santa Barbara County, CA, Solid Waste System Revenue, Certificate of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,824,700
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,798,400
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,439,590
		107,631,934
Colorado 2.3%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,569,825
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	3,000,000	3,059,640
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,678,545
Series A, AMT, 5.0%, 12/1/2033	1,250,000	1,462,637
Series A, AMT, 5.0%, 12/1/2034	13,500,000	15,726,690
		24,497,337
Connecticut 3.0%
Connecticut, State General Obligation:
Series F, 5.0%, 11/15/2028	3,000,000	3,388,860
Series A, 5.0%, 3/15/2029	4,340,000	4,838,189
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	5,130,000	5,399,325
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,342,640
Series A, 5.0%, 10/1/2027	8,000,000	8,886,320
		31,855,334
Florida 6.1%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	1,345,000	1,404,490
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	115,000	116,020
Florida, Reedy Creek Improvement District:
Series A, 4.0%, 6/1/2031	2,385,000	2,580,045
Series A, 4.0%, 6/1/2032	1,500,000	1,612,830
Florida, State Department of Transportation, Floriday Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034(a)	5,000,000	5,422,400
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,315,892
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,993,770
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,205,000
Series A, Prerefunded 10/1/2019 @ 100, 5.75%, 10/1/2026	8,000,000	8,190,080
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,410,294
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	768,558
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	4,400,000	4,664,352
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,084,720
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,523,400
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	7,830,825
		65,122,676
Georgia 7.6%
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,637,218
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,355,830
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,260,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,902,344
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,132,940
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,163,243
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,134,470
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,180,347
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,031,385
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,980,323
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	9,320,000	9,937,636
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	8,250,000	8,812,815
Series A, 5.0%, 5/15/2035	1,135,000	1,292,629
Series A, 5.0%, 5/15/2036	2,000,000	2,279,960
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,102,860
Series A, 5.0%, 11/1/2027	1,000,000	1,044,580
Georgia, Municipal Electric Authority, Project One:
Series B, 1.75% **, 3/7/2019, LOC: PNC Bank NA	1,000,000	1,000,000
Series A, 5.0%, 1/1/2021	3,420,000	3,600,337
		80,848,917
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,028,450
Hawaii 2.2%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2033	1,650,000	1,922,531
Series A, AMT, 5.0%, 7/1/2034	2,000,000	2,319,900
Series A, AMT, 5.0%, 7/1/2035	2,500,000	2,887,600
Series A, 5.25%, 7/1/2027	2,335,000	2,436,035
Series A, 5.25%, 7/1/2028	5,010,000	5,223,426
Series A, 5.25%, 7/1/2029	3,155,000	3,287,289
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,766,168
		22,842,949
Illinois 6.7%
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,305,245
Series B, 5.0%, 1/1/2029	5,000,000	5,654,050
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2033	3,000,000	3,422,520
Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,850,950
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	726,739
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,134,730
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	3,000,000	3,119,130
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,856,600
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2023	6,200,000	6,625,940
5.0%, 2/1/2024	6,170,000	6,605,108
Series A, 5.0%, 12/1/2024	5,000,000	5,391,750
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,566,400
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2028	1,250,000	1,386,975
Series A-1, 5.25%, 1/1/2030	5,000,000	5,133,000
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	555,000	556,621
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,961,545
		71,297,303
Indiana 2.3%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,758,349
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,155,560
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	10,893,800
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,742,581
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,706,984
		24,257,274
Kansas 0.7%
Kansas, State Development Finance Authority, Hospital Revenue, Adventist Health System, Series C, Prerefunded 11/15/2019 @ 100, 5.5%, 11/15/2022	105,000	107,677
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,022,790
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	6,693,255
		7,823,722
Kentucky 0.8%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,017,310
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049	7,160,000	7,687,477
		8,704,787
Louisiana 0.1%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,433,263
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,392,232
Maryland 1.4%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,758,025
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Projects:
Series A, 5.0%, 6/1/2031	1,000,000	1,153,540
Series A, 5.0%, 6/1/2032	500,000	571,310
Washington, MD, Suburban Sanitary Commission, 4.0%, 6/15/2031	9,000,000	9,911,340
		14,394,215
Massachusetts 4.2%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,021,395
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2032	2,765,000	3,166,036
Series J-2, 5.0%, 7/1/2033	1,000,000	1,139,800
Series J-2, 5.0%, 7/1/2034	2,000,000	2,269,440
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 6.0%, 7/1/2024	1,785,000	1,810,294
5.0%, 7/1/2030	3,500,000	3,998,820
5.0%, 7/1/2031	9,610,000	10,899,950
5.0%, 7/1/2034	1,325,000	1,484,808
5.0%, 7/1/2035	1,000,000	1,116,310
Massachusetts, State Development Finance Agency Revenue, Wellforce Obligated Group:
Series A, 5.0%, 7/1/2034	1,325,000	1,506,856
Series A, 5.0%, 7/1/2036	2,000,000	2,255,520
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	265,000	266,124
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,865,350
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,668,960
		44,469,663
Michigan 2.5%
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	5,000,000	5,787,000
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,740,104
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	12,145,570
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,620,418
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,508,232
Series I-75, AMT, 5.0%, 12/31/2032	700,000	797,930
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,820,784
		26,420,038
Mississippi 2.2%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,421,854
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,255,200
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,491,645
Series A, 5.0%, 10/15/2036	4,000,000	4,601,200
Warren County, MS, Gulf Opportunity Zone, International Paper Company Project, 2.9%, Mandatory Put 9/1/2023 @ 100, 9/1/2032	1,500,000	1,512,030
		23,281,929
Missouri 0.4%
Kansas City, MO, Sanitary Sewer System Revenue:
Series B, 5.0%, 1/1/2027	700,000	851,172
Series B, 5.0%, 1/1/2030	625,000	756,356
Series B, 5.0%, 1/1/2032	650,000	772,973
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	1,540,000	1,542,726
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	30,000	30,360
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	110,000	111,856
		4,065,443
Nebraska 0.3%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029	2,080,000	2,402,858
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	35,000	35,000
Series C, 4.5%, 9/1/2043	260,000	262,753
		2,700,611
New Hampshire 0.8%
New Hampshire, State Municipal Bond Bank:
Series B, 4.0%, 8/15/2030	2,875,000	3,148,815
Series B, 4.0%, 8/15/2031	4,515,000	4,905,141
		8,053,956
New Jersey 2.3%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	2,060,000	2,062,348
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,303,350
Series B, 5.25%, 6/15/2026	5,000,000	5,294,700
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes:
Series A, 5.0%, 6/15/2029	970,000	1,091,250
Series A, 5.0%, 6/15/2031	970,000	1,076,516
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2031	2,250,000	2,495,745
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	1,070,000	1,174,229
Series A, 5.0%, 12/15/2034	1,715,000	1,870,945
Series A, 5.0%, 12/15/2036	715,000	773,930
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,491,520
		24,634,533
New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	195,000	200,645
"I", Series D, 5.35%, 9/1/2040	80,000	81,194
"I", Series B-2, 5.65%, 9/1/2039	20,000	20,038
		301,877
New York 9.9%
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2029	1,500,000	1,773,465
Series A, 5.0%, 8/1/2030	1,785,000	2,090,717
Series A, 5.0%, 8/1/2031	3,500,000	4,060,910
Series A, 5.0%, 8/1/2032	1,270,000	1,460,640
Series A, 5.0%, 8/1/2033	830,000	950,914
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,040,150
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,169,548
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,724,100
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,279,100
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2028	7,965,000	9,334,821
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,083,520
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	862,425
Series B1, 5.0%, 11/1/2028	1,175,000	1,352,378
Series D-1, 5.0%, 11/1/2028	4,715,000	5,097,198
Series E-1, 5.0%, 2/1/2029	3,055,000	3,318,799
Series B1, 5.0%, 11/1/2029	935,000	1,068,238
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,879,680
Series S-3, 5.0%, 7/15/2035	5,000,000	5,865,850
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,838,620
Series D-1, 5.0%, 8/1/2029	8,620,000	9,691,638
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,591,154
		104,533,865
North Carolina 0.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,050,710
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 1.73% **, 3/7/2019, INS: Assured Guaranty Corp., LOC: PNC Bank NA	400,000	400,000
		1,450,710
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,369,850
Ohio 1.5%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,239,790
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,128,500
Lucas County, OH, Hospital Revenue, Promedica Healthcare:
Series D, 5.0%, 11/15/2024	1,805,000	1,918,516
Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,081,177
Ohio, State Economic Development Revenue, Goodwill Industries Miami Valley Project, 1.73% **, 3/7/2019, GTY: Patheon, Inc., LOC: PNC Bank NA	1,880,000	1,880,000
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,206,900
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,465,982
		15,920,865
Oregon 2.0%
Oregon, State General Obligation, Series L, 5.0%, 5/1/2025	3,000,000	3,210,510
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	5,245,000	5,677,083
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,353,239
Series A, 5.5%, 7/1/2029	7,000,000	7,534,310
		20,775,142
Pennsylvania 6.6%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,668,100
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,042,850
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	2,992,692
5.0%, 12/1/2032	2,745,000	2,949,008
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,080,531
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031	1,000,000	1,180,750
5.0%, 7/1/2032	1,500,000	1,761,840
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	351,315
Series A, 5.0%, 7/1/2031	850,000	979,565
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,418,800
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	3,780,000	3,886,445
Series 122, 4.0%, 10/1/2046	6,915,000	7,251,830
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA + 0.88%, 2.62% *, 12/1/2020	3,000,000	3,014,880
Series C, 5.0%, 12/1/2028	2,950,000	3,365,537
Series B, 5.0%, 6/1/2029	5,000,000	5,710,750
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,467,574
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,282,339
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,163,950
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,214,857
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	36,302
		69,819,915
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	45,707
South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,998,156
Tennessee 1.6%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,844,150
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,628,235
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,710,000	2,742,899
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2049	6,000,000	6,357,840
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	795,000	814,963
Series 1C, 4.5%, 7/1/2037	820,000	847,642
		17,235,729
Texas 11.6%
Allen, TX, Independent School District, 5.0%, 2/15/2025	520,000	551,762
Austin, TX, Water & Wastewater Systems Revenue, 1.75% **, 3/7/2019, LOC: Barclays Bank PLC	1,160,000	1,160,000
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,019,557
5.0%, 10/1/2030	1,210,000	1,271,045
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,393,150
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,018,516
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,281,880
Series B, 5.0%, 7/1/2027	9,600,000	10,502,592
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2026	865,000	867,085
Houston, TX, Utility Systems Revenue, Series A, Prerefunded 11/15/2020 @ 100, 5.25%, 11/15/2028	2,500,000	2,651,250
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,413,124
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,121,380
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	1,665,000	1,706,109
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2028	1,150,000	1,316,497
Series B, 5.0%, 1/1/2029	2,845,000	3,261,906
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,518,150
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,354,477
Pearland, TX, Independent School District, School Building:
4.0%, 2/15/2031	3,815,000	4,155,679
4.0%, 2/15/2032	3,650,000	3,954,373
Plano, TX, General Obligation, 5.0%, 9/1/2029	645,000	665,840
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,135,315
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2031	3,140,000	3,448,442
Series A, 4.0%, 8/15/2032	1,500,000	1,632,615
Series B, 4.0%, 8/15/2032	3,000,000	3,265,230
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,627,425
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,260,130
Texas, Dallas-Fort Worth International Airport Revenue:
Series C, 5.0%, 11/1/2025	4,605,000	4,851,644
Series C, 5.0%, 11/1/2026	3,290,000	3,461,771
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,184,941
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	3,790,000	3,949,749
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	12,715,000	14,708,839
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,463,600
Texas, State General Obligation, Series B, 1.8% **, 3/7/2019, SPA: Federal Home Loan Bank	225,000	225,000
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,461,700
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,306,406
		123,167,179
Utah 0.5%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,757,700
Virginia 2.7%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	20,567,108
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,871,194
		28,438,302
Washington 3.3%
Seattle, WA, Solid Waste Revenue, 4.0%, 6/1/2031	5,150,000	5,560,146
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2033	1,000,000	1,165,170
5.0%, 7/1/2034	1,500,000	1,739,925
5.0%, 7/1/2035	2,000,000	2,310,080
Washington, State General Obligation, Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	15,120,000
Washington, State Health Care Facilities Authority Revenue, Multicare Health Systems:
Series B, 5.0%, 8/15/2030	1,000,000	1,186,110
Series B, 5.0%, 8/15/2032	1,275,000	1,486,127
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,606,429
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	145,000	146,740
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	834,053
144A, 5.0%, 1/1/2029	840,000	927,998
144A, 5.0%, 1/1/2031	1,030,000	1,123,143
144A, 5.0%, 1/1/2033	1,050,000	1,133,454
		35,339,375
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,724,792
Wisconsin 0.9%
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,556,449
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	478,377
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,766,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, Prerefunded 2/15/2020 @ 100, 5.375%, 8/15/2024	1,000,000	1,034,860
		9,835,686
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,023,779,388)	99.6	1,057,655,486
Other Assets and Liabilities, Net	0.4	4,199,199
Net Assets	100.0	1,061,854,685

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,057,655,486	$—	$1,057,655,486
Total	$—	$1,057,655,486	$—	$1,057,655,486

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019